Inventories (Details) - GBP (£)	6 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2020
Inventories
Finished goods	£ 2,792,000	£ 2,535,000	£ 2,186,000
Cost of inventory recognized during the period	£ 3,211,000	£ 4,888,000	£ 6,433,000